Segment Information (Tables)	12 Months Ended
Dec. 31, 2022
Segment Information [Abstract]
Schedule of Revenues from Products and Services, and Gross Profit	Revenues from products and services, and gross profit are as follows:
	For The Years Ended December 31,
	2022	2021	2020
Segment revenue:
Sales of cryptocurrency mining machine and standardized computing equipment	$242,395,556	$36,709,931	$-
Technical support plans	-	-	53,305
Total revenue from continuing operations	$242,395,556	$36,709,931	$53,305
Cost of revenue
Sales of cryptocurrency mining machine and standardized computing equipment	$(195,807,066)	$(30,112,363)	$-
Technical support plans	-	-	(38,534)
Total cost of revenue from continuing operations	$(195,807,066)	$(30,112,363)	$(38,534)

Gross profit	$46,588,490	$6,597,568	$14,771